Angel Oak Mortgage Trust 2022-2 ABS-15G

Exhibit 99.29

Seller	Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
xxxx	2022020774	Closed	xxxx	xxxx	Resolved	1 - Information	Compliance	Compliance	TRID violation; revised Loan Estimate not issued for rate lock.	Resolved-Lender provided a copy of the rate lock sheet.
xxxx_RATE LOCK.PDF - Due Diligence Vendor-xxxx
Ready for Review-On the revised LE dated  xxxx  the Interest rate didn't change the rate is still 5.25%. We didn't need a new rate lock nor had the lock expired (didn't expire until xxxx) - Seller-xxxx
Open-No rate lock in file - Due Diligence Vendor-xxxx	Ready for Review-On the revised LE dated xxxx the Interest rate didn't change the rate is still 5.25%. We didn't need a new rate lock nor had the lock expired (didn't expire until xxxx ) - Seller- xxxx

												Resolved-Lender provided a copy of the rate lock sheet. xxxx_RATE LOCK.PDF - Due Diligence Vendor- xxxx				WA	Primary Residence	Purchase	NA
xxxx	2022020774	Closed	xxxx	xxxx	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Lender provided rate lock sheet.
802109170221_RATE LOCK.PDF - Due Diligence Vendor- xxxx

Ready for Review-Document Uploaded.  - Seller- xxxx

										Open-Missing rate lock evidence - Due Diligence Vendor- xxxx	Ready for Review-Document Uploaded. - Seller- xxxx	Resolved-Lender provided rate lock sheet. xxxx_RATE LOCK.PDF - Due Diligence Vendor- xxxx	xxxx			WA	Primary Residence	Purchase	NA
xxxx	2022020773	Closed	xxxx	xxxx	Resolved	1 - Information	Property	Appraisal	Property/Appraisal General	Resolved-Document Uploaded. Client delivered the AVM for this loan. AVM supports the appraised value. - Due Diligence Vendor- xxxx

										Open-missing AVM in file. UCDP score of 4.1 - Due Diligence Vendor- xxxx		Resolved-Document Uploaded. Client delivered the AVM for this loan. AVM supports the appraised value. - Due Diligence Vendor- xxxx	xxxx			NJ	Primary Residence	Purchase	NA
xxxx	2022020773	Closed	xxxx	xxxx	Resolved	1 - Information	Compliance	TRID	TRID Disclosure Delivery and Receipt Date Validation Test	Resolved-Resolved - Due Diligence Vendor- xxxx

										Open-This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. - Due Diligence Vendor- xxxx		Resolved-Resolved - Due Diligence Vendor- xxxx				NJ	Primary Residence	Purchase	NA
xxxx	2022020773	Closed	xxxx	xxxx	Resolved	1 - Information	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor- xxxx

										Open-Borrower 1 3rd Party VOE Prior to Close Missing VOE prior to note date is missing in file, page 463 shows that VOE was created but is still missing - Due Diligence Vendor- xxxx		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor- xxxx				NJ	Primary Residence	Purchase	NA